Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000006333 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000006333 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000006333 [Member] | Oracle [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000006333 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000006333 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000006333 [Member] | Allstate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006333 [Member] | Honeywell International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000006333 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000006333 [Member] | Teledyne Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006333 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000006333 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.34%
C000006333 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.09%
C000006333 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000006333 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000006333 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
C000006333 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000006333 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000006333 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000006333 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000006333 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000006333 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000006335 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000006335 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000006335 [Member] | Oracle [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000006335 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000006335 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000006335 [Member] | Allstate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006335 [Member] | Honeywell International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000006335 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000006335 [Member] | Teledyne Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006335 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000006335 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.34%
C000006335 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.09%
C000006335 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000006335 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000006335 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
C000006335 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000006335 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000006335 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000006335 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000006335 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000006335 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000031061 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000031061 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000031061 [Member] | Oracle [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000031061 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000031061 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000031061 [Member] | Allstate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000031061 [Member] | Honeywell International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000031061 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000031061 [Member] | Teledyne Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000031061 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000031061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.34%
C000031061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.09%
C000031061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000031061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000031061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
C000031061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000031061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000031061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000031061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000031061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000031061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000006336 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000006336 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000006336 [Member] | Oracle [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000006336 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000006336 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000006336 [Member] | Allstate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006336 [Member] | Honeywell International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000006336 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000006336 [Member] | Teledyne Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006336 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000006336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.34%
C000006336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.09%
C000006336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000006336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000006336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
C000006336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000006336 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000006336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000006336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000006336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000006336 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000171459 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000171459 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000171459 [Member] | Oracle [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000171459 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000171459 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000171459 [Member] | Allstate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000171459 [Member] | Honeywell International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000171459 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000171459 [Member] | Teledyne Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000171459 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000171459 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.34%
C000171459 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.09%
C000171459 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000171459 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000171459 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
C000171459 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000171459 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000171459 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000171459 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000171459 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000171459 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%